Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Compensation to Key Management Personnel

Compensation to key management personnel was comprised of:

	2018	2017

Salaries and other short-term benefits	$19	$14
Share-based compensation	53	9
Post-employment benefits	3	3
Termination benefits [1]	23	–

	$98	$26

1	Primarily includes costs incurred with respect to departure of five key management personnel in 2018 following completion of the Merger.